UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:    March 31, 2008
                                                ------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -------
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Farley Capital L.P.
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Address:   780 Third Avenue, 31st Floor
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           New York, New York 10017
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           --------------------------------------------------

Form 13F File Number:  028-12507

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Stephen L. Farley
           --------------------------------------------------
Title:     General Partner
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Phone:     (212) 421-8741
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Signature, Place, and Date of Signing:

        /s/ Stephen L. Farley       New York, New York          05/15/08
       ------------------------   ------------------------ -----------------
            [Signature]                 [City, State]           [Date]


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Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                           FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                   1
                                               -------------

Form 13F Information Table Entry Total:             22
                                               -------------

Form 13F Information Table Value Total:          $562,518
                                               -------------
                                                (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

      No. Form 13F File Number                          Name

      1. 028-10425                                         Stephen L. Farley



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                                                  Form 13F INFORMATION TABLE


COLUMN 1                     COLUMN 2       COLUMN 3    COLUMN 4     COLUMN 5                 COLUMN 6  COLUMN 7      COLUMN 8
------------------------ ---------------- -----------  ----------- --------    ----   ----- ----------- ------ ----- ------ -------
                                                          VALUE       SHRS OR    SH/   PUT/  INVESTMENT  OTHER    VOTING AUTHORITY
 NAME OF ISSUER            TITLE OF CLASS     CUSIP      (x$1000)     PRN AMT    PRN   CALL  DISCRETION MANAGERS  SOLE SHARED  NONE

------------------------ ---------------- -----------  ----------- --------    ----   ----- ----------- ------ ----- ------ -------

ATP OIL & GAS CORP               COM         00208J108      7,477       229,000  SH             SOLE             229,000     0   0

BED BATH & BEYOND INC            COM         075896100        215         7,300  SH             SOLE               7,300     0   0

BERKSHIRE HATHAWAY INC DEL       CL A        084670108        400             3  SH             SOLE                   3     0   0

CALPINE CORP                     COM NEW     131347304     12,162       661,000  SH             SOLE             661,000     0   0

COMPTON PETE CORP                COM         204940100      7,443       674,200  SH             SOLE             674,200     0   0

CONOCOPHILLIPS                   COM         20825C104     21,529       282,500  SH             SOLE             282,500     0   0

CROWN CASTLE INTL CORP           COM         228227104    109,681     3,180,092  SH             SOLE           3,180,092     0   0

CSK AUTO CORP                    COM         125965103     20,341     2,196,700  SH             SOLE           2,196,700     0   0

DISH NETWORK CORP                CL A        25470M109    116,821     4,066,166  SH             SOLE           4,066,166     0   0

ECHOSTAR CORP                    CL A        278768106     26,874       909,741  SH             SOLE             909,741     0   0

FOX CHASE BANCORP                COM         35137P106        170        15,000  SH             SOLE              15,000     0   0

INTERNATIONAL SPEEDWAY CORP      CL A        460335201      1,386        33,643  SH             SOLE              33,643     0   0

LAMAR ADVERTISING CO             CL A        512815101    133,917     3,727,156  SH             SOLE           3,727,156     0   0

LIBERTY MEDIA HLDG CORP          INT COM
                                 SER A       53071M104     30,856     1,911,760  SH             SOLE           1,911,760     0   0

MARTIN MARIETTA MATLS INC        COM         573284106     37,122       349,651  SH             SOLE             349,651     0   0

MSC INDL DIRECT INC              CL A        553530106        464        11,000  SH             SOLE              11,000     0   0

NORTHERN TR CORP                 COM         665859104        597         9,000  SH             SOLE               9,000     0   0

OUTDOOR CHANNEL HLDGS INC        COM NEW     690027206      4,122       560,843  SH             SOLE             560,843     0   0

PENN NATL GAMING INC             COM         707569109     25,109       574,172  SH             SOLE             574,172     0   0

UNION PAC CORP                   COM         907818108      4,885        39,000  SH             SOLE              39,000     0   0

WALGREEN CO                      COM         931422109        638        16,750  SH             SOLE              16,750     0   0

WELLPOINT INC                    COM         94973V107        309         7,000  SH             SOLE               7,000     0   0